Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Parenthetical) (Detail)		12 Months Ended
	Mar. 26, 2017 PHP (₱)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Weighted Average Foreign Exchange Rate		49.96
Foreign currency exchange risk [Member]
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.29	49.96	49.77